Cover Page Document	Oct. 23, 2025
Cover [Abstract]
Entity Central Index Key	0000109563
Document Type	8-K
Document Period End Date	Oct. 20, 2026
Entity Registrant Name	APPLIED INDUSTRIAL TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	OH
Entity File Number	1-2299
Entity Tax Identification Number	34-0117420
Entity Address, Address Line One	One Applied Plaza
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44115
City Area Code	216
Local Phone Number	426-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	AIT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false